UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	(811-07513)

Exact name of registrant as specified in charter:	Putnam Funds Trust

Address of principal executive offices:	One Post Office Square, Boston, Massachusetts 02109

Name and address of agent for service:	Robert T. Burns, Vice President One Post Office Square Boston, Massachusetts 02109

Copy to:	Bryan Chegwidden, Esq. Ropes & Gray LLP 1211 Avenue of the Americas New York, New York 10036

Registrant’s telephone number, including area code:	(617) 292-1000

Date of fiscal year end:	June 30, 2015

Date of reporting period:	September 30, 2014

Item 1. Schedule of Investments:

Putnam Small Cap Growth Fund

The fund's portfolio
9/30/14 (Unaudited)

COMMON STOCKS (99.5%)(a)
	Shares	Value

Aerospace and defense (1.6%)

Astronics Corp.(NON)(S)	12,058	$689,911

Engility Holdings, Inc.(NON)	10,800	336,636

Orbital Sciences Corp.(NON)(S)	22,400	622,720

Sparton Corp.(NON)	25,387	625,790

		2,275,057
Air freight and logistics (0.8%)

XPO Logistics, Inc.(NON)(S)	30,100	1,133,867

		1,133,867
Airlines (1.0%)

Hawaiian Holdings, Inc.(NON)(S)	39,411	530,078

Republic Airways Holdings, Inc.(NON)	25,694	285,460

Spirit Airlines, Inc.(NON)	9,977	689,810

		1,505,348
Auto components (1.4%)

Cooper Tire & Rubber Co.	26,900	772,030

Tenneco, Inc.(NON)	11,260	589,011

Tower International, Inc.(NON)	24,900	627,231

		1,988,272
Banks (0.4%)

PacWest Bancorp	12,796	527,579

		527,579
Biotechnology (8.2%)

ACADIA Pharmaceuticals, Inc.(NON)(S)	21,600	534,816

Aegerion Pharmaceuticals, Inc.(NON)(S)	24,984	833,966

Alkermes PLC(NON)	18,324	785,550

AMAG Pharmaceuticals, Inc.(NON)(S)	35,700	1,139,187

Ariad Pharmaceuticals, Inc.(NON)(S)	66,300	358,020

Array BioPharma, Inc.(NON)(S)	60,910	217,449

Biospecifics Technologies Corp.(NON)	11,376	401,573

Conatus Pharmaceuticals, Inc.(NON)(S)	8,804	53,880

Cubist Pharmaceuticals, Inc.(NON)(S)	27,070	1,795,824

Enanta Pharmaceuticals, Inc.(NON)(S)	8,300	328,431

Inovio Pharmaceuticals, Inc.(NON)(S)	14,900	146,765

Insys Therapeutics, Inc.(NON)	18,345	711,419

Isis Pharmaceuticals, Inc.(NON)(S)	16,981	659,372

Merrimack Pharmaceuticals, Inc.(NON)(S)	60,700	532,946

NPS Pharmaceuticals, Inc.(NON)	21,054	547,404

Puma Biotechnology, Inc.(NON)	2,500	596,425

Receptos, Inc.(NON)	7,704	478,495

Repligen Corp.(NON)(S)	29,174	580,854

Retrophin, Inc.(NON)(S)	25,219	227,475

Sunesis Pharmaceuticals, Inc.(NON)(S)	19,600	139,944

TESARO, Inc.(NON)(S)	11,700	314,964

Threshold Pharmaceuticals, Inc.(NON)(S)	68,800	248,368

Trevena, Inc.(NON)(S)	33,600	215,712

		11,848,839
Building products (1.1%)

PGT, Inc.(NON)	45,400	423,128

Trex Co., Inc.(NON)(S)	32,670	1,129,402

		1,552,530
Capital markets (1.7%)

HFF, Inc. Class A	35,534	1,028,709

Safeguard Scientifics, Inc.(NON)(S)	23,626	434,718

WisdomTree Investments, Inc.(NON)(S)	86,000	978,680

		2,442,107
Chemicals (3.7%)

Chemtura Corp.(NON)	24,922	581,430

FutureFuel Corp.	40,640	483,210

Innophos Holdings, Inc.	9,161	504,679

Innospec, Inc.	20,933	751,495

Landec Corp.(NON)	68,856	843,486

LSB Industries, Inc.(NON)(S)	24,030	858,111

OM Group, Inc.	25,200	653,940

Tronox, Ltd. Class A	10,646	277,328

Zep, Inc.	23,340	327,227

		5,280,906
Commercial services and supplies (1.7%)

G&K Services, Inc. Class A	8,100	448,578

InnerWorkings, Inc.(NON)	53,500	432,815

KAR Auction Services, Inc.	20,225	579,042

MSA Safety, Inc.	10,442	515,835

Performant Financial Corp.(NON)(S)	61,800	499,344

		2,475,614
Communications equipment (2.8%)

Arris Group, Inc.(NON)	13,922	394,758

Aruba Networks, Inc.(NON)	14,959	322,815

CalAmp Corp.(NON)(S)	45,570	802,943

EchoStar Corp. Class A(NON)	18,004	877,875

Extreme Networks, Inc.(NON)	54,400	260,576

Plantronics, Inc.	6,141	293,417

Ruckus Wireless, Inc.(NON)(S)	38,695	516,965

ShoreTel, Inc.(NON)	42,000	279,300

Ubiquiti Networks, Inc.(NON)(S)	7,586	284,703

		4,033,352
Construction materials (0.2%)

CaesarStone Sdot-Yam, Ltd. (Israel)	4,944	255,506

		255,506
Consumer finance (1.3%)

Credit Acceptance Corp.(NON)	4,151	523,317

Encore Capital Group, Inc.(NON)(S)	16,173	716,626

Portfolio Recovery Associates, Inc.(NON)(S)	12,182	636,266

		1,876,209
Distributors (0.9%)

Core-Mark Holding Co., Inc.	25,592	1,357,400

		1,357,400
Diversified consumer services (1.3%)

Ascent Capital Group, Inc. Class A(NON)(S)	3,684	221,777

Bright Horizons Family Solutions, Inc.(NON)	22,565	949,084

Chegg, Inc.(NON)	69,700	434,928

Grand Canyon Education, Inc.(NON)	7,985	325,548

		1,931,337
Diversified telecommunication services (1.0%)

IDT Corp. Class B	25,900	415,954

inContact, Inc.(NON)(S)	39,104	340,009

Inteliquent, Inc.	37,057	461,360

Iridium Communications, Inc.(NON)(S)	33,370	295,325

		1,512,648
Electrical equipment (2.2%)

AZZ, Inc.	16,886	705,328

EnerSys	15,866	930,382

Franklin Electric Co., Inc.	19,158	665,549

Generac Holdings, Inc.(NON)(S)	16,384	664,207

Polypore International, Inc.(NON)(S)	6,448	250,892

		3,216,358
Electronic equipment, instruments, and components (1.4%)

Anixter International, Inc.	6,697	568,173

II-VI, Inc.(NON)	30,914	363,858

InvenSense, Inc.(NON)(S)	19,000	374,870

MTS Systems Corp.(S)	6,791	463,554

Tech Data Corp.(NON)	4,785	281,645

		2,052,100
Energy equipment and services (0.2%)

Key Energy Services, Inc.(NON)	57,786	279,684

		279,684
Food and staples retail (0.8%)

Andersons, Inc. (The)	9,000	565,920

Roundy's, Inc.(S)	60,500	180,895

United Natural Foods, Inc.(NON)(S)	7,678	471,890

		1,218,705
Food products (0.8%)

Boulder Brands, Inc.(NON)(S)	13,922	189,757

Limoneira Co.(S)	14,200	336,398

Pinnacle Foods, Inc.	13,800	450,570

S&W Seed Co.(NON)(S)	51,696	219,191

		1,195,916
Health-care equipment and supplies (7.2%)

Accuray, Inc.(NON)	58,860	427,324

Alere, Inc.(NON)	25,885	1,003,820

Align Technology, Inc.(NON)	10,135	523,777

AtriCure, Inc.(NON)	16,914	248,974

Conmed Corp.	23,643	871,008

DexCom, Inc.(NON)	12,079	483,039

GenMark Diagnostics, Inc.(NON)(S)	57,103	512,214

Globus Medical, Inc. Class A(NON)	26,104	513,466

Greatbatch, Inc.(NON)	16,227	691,432

Hill-Rom Holdings, Inc.	14,740	610,678

Insulet Corp.(NON)(S)	18,937	697,828

OraSure Technologies, Inc.(NON)	92,500	667,850

Spectranetics Corp. (The)(NON)(S)	20,300	539,371

STAAR Surgical Co.(NON)(S)	74,750	794,593

Steris Corp.	13,307	718,046

Trinity Biotech PLC ADR (Ireland)	23,135	422,676

West Pharmaceutical Services, Inc.	14,200	635,592

		10,361,688
Health-care providers and services (3.5%)

AmSurg Corp.(NON)	11,302	565,665

Centene Corp.(NON)	6,005	496,674

Chemed Corp.(S)	11,056	1,137,662

Community Health Systems, Inc.(NON)	15,700	860,203

HealthSouth Corp.	6,810	251,289

MWI Veterinary Supply, Inc.(NON)	6,243	926,461

Providence Service Corp. (The)(NON)	17,068	825,750

		5,063,704
Health-care technology (0.2%)

Computer Programs & Systems, Inc.	5,083	292,222

		292,222
Hotels, restaurants, and leisure (3.3%)

Bloomin' Brands, Inc.(NON)	15,500	284,270

Century Casinos, Inc.(NON)	63,800	327,294

Krispy Kreme Doughnuts, Inc.(NON)	36,600	628,056

Marcus Corp.	27,229	430,218

Papa John's International, Inc.	25,592	1,023,424

Penn National Gaming, Inc.(NON)	44,800	502,208

Popeyes Louisiana Kitchen, Inc.(NON)	10,172	411,966

SeaWorld Entertainment, Inc.	30,000	576,900

Six Flags Entertainment Corp.	16,200	557,118

		4,741,454
Household durables (0.2%)

Dixie Group, Inc. (The)(NON)	34,800	301,716

		301,716
Household products (0.5%)

Harbinger Group, Inc.(NON)	53,231	698,391

		698,391
Insurance (0.8%)

Amtrust Financial Services, Inc.(S)	13,800	549,516

Stewart Information Services Corp.	10,388	304,888

United Insurance Holdings Corp.	20,000	300,000

		1,154,404
Internet and catalog retail (1.0%)

Blue Nile, Inc.(NON)	15,500	442,525

Groupon, Inc.(NON)(S)	45,000	300,600

HSN, Inc.	7,131	437,629

Shutterfly, Inc.(NON)	5,629	274,357

		1,455,111
Internet software and services (2.7%)

Amber Road, Inc.(NON)(S)	10,600	183,804

AOL, Inc.(NON)	7,200	323,640

Cornerstone OnDemand, Inc.(NON)(S)	17,577	604,825

IntraLinks Holdings, Inc.(NON)	74,525	603,653

LivePerson, Inc.(NON)	23,900	300,901

MeetMe, Inc.(NON)(S)	166,700	328,399

NIC, Inc.	44,041	758,386

XO Group, Inc.(NON)	25,304	283,658

Yelp, Inc.(NON)(S)	7,000	477,750

		3,865,016
IT Services (2.1%)

Acxiom Corp.(NON)	16,950	280,523

CACI International, Inc. Class A(NON)	11,100	791,097

CSG Systems International, Inc.	11,056	290,552

Global Cash Access Holdings, Inc.(NON)	82,200	554,850

MAXIMUS, Inc.	10,135	406,718

NeuStar, Inc. Class A(NON)	14,800	367,484

VeriFone Systems, Inc.(NON)	10,789	370,926

		3,062,150
Leisure products (0.4%)

Brunswick Corp.	14,400	606,816

		606,816
Machinery (3.9%)

Altra Industrial Motion Corp.	22,521	656,712

Greenbrier Cos., Inc. (The)(S)	23,329	1,711,882

Kadant, Inc.	12,079	471,685

L.B. Foster Co. Class A	13,762	632,226

Middleby Corp. (The)(NON)	7,100	625,723

Standex International Corp.	12,796	948,695

Wabash National Corp.(NON)	44,400	591,408

		5,638,331
Marine (0.4%)

Diana Shipping, Inc. (Greece)(NON)(S)	25,800	230,652

Matson, Inc.	10,953	274,154

		504,806
Media (1.9%)

Carmike Cinemas, Inc.(NON)	8,731	270,486

Lions Gate Entertainment Corp.(S)	26,400	870,408

Live Nation Entertainment, Inc.(NON)	33,600	807,072

National CineMedia, Inc.	53,700	779,187

		2,727,153
Metals and mining (0.8%)

Hi-Crush Partners LP (Units)	12,500	644,500

U.S. Silica Holdings, Inc.(S)	8,700	543,837

		1,188,337
Multiline retail (0.4%)

Big Lots, Inc.	15,047	647,773

		647,773
Oil, gas, and consumable fuels (3.7%)

Callon Petroleum Co.(NON)	92,660	816,335

Delek US Holdings, Inc.	30,300	1,003,536

EP Energy Corp. Class A(NON)(S)	32,100	561,108

Gulfport Energy Corp.(NON)	4,810	256,854

Kodiak Oil & Gas Corp.(NON)	60,398	819,601

Rosetta Resources, Inc.(NON)	9,534	424,835

StealthGas, Inc. (Greece)(NON)	96,370	877,931

Vaalco Energy, Inc.(NON)	40,742	346,307

W&T Offshore, Inc.	25,586	281,446

		5,387,953
Paper and forest products (0.6%)

Domtar Corp. (Canada)	6,200	217,806

KapStone Paper and Packaging Corp.(NON)	24,900	696,453

		914,259
Personal products (1.0%)

Coty, Inc. Class A	35,500	587,525

Nu Skin Enterprises, Inc. Class A	10,400	468,312

Nutraceutical International Corp.(NON)	17,700	370,107

		1,425,944
Pharmaceuticals (5.4%)

Auxilium Pharmaceuticals, Inc.(NON)(S)	20,916	624,343

Cardiome Pharma Corp. (Canada)(NON)	95,784	855,351

Impax Laboratories, Inc.(NON)	19,900	471,829

Jazz Pharmaceuticals PLC(NON)	22,966	3,687,418

Medicines Co. (The)(NON)(S)	15,319	341,920

Nektar Therapeutics(NON)(S)	43,200	521,424

Prestige Brands Holdings, Inc.(NON)	32,040	1,037,135

Sucampo Pharmaceuticals, Inc. Class A(NON)(S)	42,000	273,000

		7,812,420
Professional services (3.2%)

Barrett Business Services, Inc.	12,079	477,000

Corporate Executive Board Co. (The)	7,473	448,903

Kforce, Inc.	25,080	490,816

Korn/Ferry International(NON)	14,000	348,600

On Assignment, Inc.(NON)	41,245	1,107,428

TrueBlue, Inc.(NON)	33,677	850,681

WageWorks, Inc.(NON)(S)	19,526	889,019

		4,612,447
Real estate investment trusts (REITs) (1.3%)

Education Realty Trust, Inc.	67,457	693,458

PS Business Parks, Inc.	9,213	701,478

Sovran Self Storage, Inc.	6,038	448,986

		1,843,922
Real estate management and development (0.3%)

Altisource Portfolio Solutions SA(NON)(S)	4,500	453,600

		453,600
Road and rail (1.3%)

Quality Distribution, Inc.(NON)	63,264	808,514

Swift Transportation Co.(NON)	53,553	1,123,542

		1,932,056
Semiconductors and semiconductor equipment (5.4%)

Advanced Energy Industries, Inc.(NON)	11,100	208,569

Cavium, Inc.(NON)	7,576	376,754

Ceva, Inc.(NON)	35,977	483,531

Fairchild Semiconductor International, Inc.(NON)(S)	27,536	427,634

Freescale Semiconductor, Ltd.(NON)(S)	17,771	347,068

GT Advanced Technologies, Inc.(NON)(S)	26,241	284,190

Integrated Silicon Solution, Inc. (ISSI)	34,908	479,636

Mellanox Technologies, Ltd. (Israel)(NON)	10,749	482,308

Microsemi Corp.(NON)	17,401	442,159

Photronics, Inc.(NON)	76,461	615,511

Power Integrations, Inc.(S)	11,400	614,574

RF Micro Devices, Inc.(NON)(S)	77,571	895,169

Semtech Corp.(NON)	9,111	247,364

Silicon Image, Inc.(NON)	113,527	572,176

Synaptics, Inc.(NON)	12,737	932,348

Ultra Clean Holdings, Inc.(NON)	43,700	391,115

		7,800,106
Software (8.5%)

Allot Communications, Ltd. (Israel)(NON)(S)	22,700	259,234

Aspen Technology, Inc.(NON)	24,606	928,138

AVG Technologies NV (Netherlands)(NON)	12,591	208,759

Bottomline Technologies, Inc.(NON)	9,316	257,028

Commvault Systems, Inc.(NON)	5,825	293,580

Manhattan Associates, Inc.(NON)	53,352	1,783,024

Mentor Graphics Corp.	44,167	905,203

Netscout Systems, Inc.(NON)	18,016	825,133

Proofpoint, Inc.(NON)(S)	11,600	430,824

PTC, Inc.(NON)	23,442	865,010

SolarWinds, Inc.(NON)	17,200	723,260

SS&C Technologies Holdings, Inc.(NON)	15,317	672,263

TiVo, Inc.(NON)	57,968	741,701

Tyler Technologies, Inc.(NON)	12,796	1,131,166

Ultimate Software Group, Inc.(NON)	8,436	1,193,778

Verint Systems, Inc.(NON)	15,150	842,492

Zynga, Inc. Class A(NON)	84,350	227,745

		12,288,338
Specialty retail (2.5%)

ANN, Inc.(NON)	16,173	665,195

Brown Shoe Co., Inc.	17,708	480,418

Conn's, Inc.(NON)(S)	29,900	905,073

Genesco, Inc.(NON)	3,426	256,094

GNC Holdings, Inc. Class A	21,400	829,036

Select Comfort Corp.(NON)	19,346	404,718

		3,540,534
Technology hardware, storage, and peripherals (0.3%)

Nimble Storage, Inc.(NON)	17,300	449,281

		449,281
Textiles, apparel, and luxury goods (0.6%)

Kate Spade & Co.(NON)	14,900	390,827

Steven Madden, Ltd.(NON)	13,390	431,560

		822,387
Thrifts and mortgage finance (0.8%)

BofI Holding, Inc.(NON)(S)	8,072	586,915

Heritage Financial Group, Inc.	26,308	531,159

		1,118,074
Trading companies and distributors (0.8%)

DXP Enterprises, Inc.(NON)	8,343	614,712

WESCO International, Inc.(NON)	7,400	579,124

		1,193,836

Total common stocks (cost $116,325,844)		$143,863,563

SHORT-TERM INVESTMENTS (20.8%)(a)
	Shares	Value

Putnam Cash Collateral Pool, LLC 0.16%(d)	29,098,007	$29,098,007

Putnam Short Term Investment Fund 0.06%(AFF)	943,494	943,494

Total short-term investments (cost $30,041,501)		$30,041,501

TOTAL INVESTMENTS

Total investments (cost $146,367,345)(b)		$173,905,064

Key to holding's abbreviations
ADR	American Depository Receipts: represents ownership of foreign securities on deposit with a custodian bank

Notes to the fund's portfolio
Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from July 1, 2014 through September 30, 2014 (the reporting period). Within the following notes to the portfolio, references to “ASC 820” represent Accounting Standards Codification 820 Fair Value Measurements and Disclosures, references to “Putnam Management” represent Putnam Investment Management, LLC, the fund's manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC and references to “OTC”, if any, represent over-the-counter.
(a)	Percentages indicated are based on net assets of $144,591,462.
(b)	The aggregate identified cost on a tax basis is $146,364,538, resulting in gross unrealized appreciation and depreciation of $33,904,236 and $6,363,710, respectively, or net unrealized appreciation of $27,540,526.
(NON)	Non-income-producing security.
(AFF)	Affiliated company. The rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period. Transactions during the period with Putnam Short Term Investment Fund, which is under common ownership and control, were as follows:
	Name of affiliate	Fair value at the beginning of the reporting period	Purchase cost	Sale proceeds	Investment income	Fair value at the end of the reporting period

	Putnam Short Term Investment Fund *	$—	$8,259,614	$7,316,120	$155	$943,494
* Management fees charged to Putnam Short Term Investment Fund have been waived by Putnam Management.
(d)	Affiliated company. The fund may lend securities, through its agent, to qualified borrowers in order to earn additional income. The loans are collateralized by cash in an amount at least equal to the fair value of the securities loaned. The fair value of securities loaned is determined daily and any additional required collateral is allocated to the fund on the next business day. The risk of borrower default will be borne by the fund’s agent; the fund will bear the risk of loss with respect to the investment of the cash collateral.
The fund received cash collateral of $29,098,007, which is invested in Putnam Cash Collateral Pool, LLC, a limited liability company managed by an affiliate of Putnam Management. Investments in Putnam Cash Collateral Pool, LLC are valued at its closing net asset value each business day. There are no management fees charged to Putnam Cash Collateral Pool, LLC. The rate quoted in the security description is the annualized 7-day yield at the close of the reporting period. At the close of the reporting period, the value of securities loaned amounted to $27,831,959. Certain of these securities were sold prior to the close of the reporting period.
(S)	Security on loan, in part or in entirety, at the close of the reporting period.
Security valuation: Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets, and are classified as Level 1 securities under ASC 820. If no sales are reported, as in the case of some securities that are traded OTC, a security is valued at its last reported bid price and is generally categorized as a Level 2 security.
Investments in open-end investment companies (excluding exchange traded funds), if any, which can be classified as Level 1 or Level 2 securities, are valued based on their net asset value. The net asset value of such investment companies equals the total value of their assets less their liabilities and divided by the number of their outstanding shares.
Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value foreign equity securities taking into account multiple factors including movements in the U.S. securities markets, currency valuations and comparisons to the valuation of American Depository Receipts, exchange-traded funds and futures contracts. These securities, which would generally be classified as Level 1 securities, will be transferred to Level 2 of the fair value hierarchy when they are valued at fair value. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent. Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate. Short-term securities with remaining maturities of 60 days or less may be valued at amortized cost, which approximates fair value and are classified as Level 2 securities.
To the extent a pricing service or dealer is unable to value a security or provides a valuation that Putnam Management does not believe accurately reflects the security's fair value, the security will be valued at fair value by Putnam Management in accordance with policies and procedures approved by the Trustees. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures and recovery rates. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs.
Such valuations and procedures are reviewed periodically by the Trustees. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund’s investments. The three levels are defined as follows:
Level 1: Valuations based on quoted prices for identical securities in active markets.
Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.
Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.
The following is a summary of the inputs used to value the fund’s net assets as of the close of the reporting period:
		Valuation inputs

Investments in securities:	Level 1	Level 2	Level 3
Common stocks*:
Consumer discretionary	$20,119,953	$—	$—
Consumer staples	4,538,956	—	—
Energy	5,667,637	—	—
Financials	9,415,895	—	—
Health care	35,378,873	—	—
Industrials	26,040,250	—	—
Information technology	33,550,343	—	—
Materials	7,639,008	—	—
Telecommunication services	1,512,648	—	—
Total common stocks	143,863,563	—	—
Short-term investments	943,494	29,098,007	—

Totals by level	$144,807,057	$29,098,007	$—

* Common stock classifications are presented at the sector level, which may differ from the fund's portfolio presentation.
During the reporting period, transfers within the fair value hierarchy, if any, (other than certain transfers involving non-U.S. equity securities as described in the Security valuation note above) did not represent, in the aggregate, more than 1% of the fund's net assets measured as of the end of the period.
For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Item 2. Controls and Procedures:

(a) The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission’s rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 3. Exhibits:

Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam Funds Trust

By (Signature and Title):

/s/ Janet C. Smith Janet C. Smith Principal Accounting Officer Date: November 26, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Jonathan S. Horwitz Jonathan S. Horwitz Principal Executive Officer Date: November 26, 2014

By (Signature and Title):

/s/ Steven D. Krichmar Steven D. Krichmar Principal Financial Officer Date: November 26, 2014